Finance Liabilities (Annual Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finance Liabilities
Year 1	$ 9,033
Year 2	9,437
Year 3	9,808
Year 4	10,224
Year 5	10,661
Year 6 and thereafter	93,207
Total finance liabilities	$ 142,370